Eaton Vance

Worldwide Health Sciences Fund

May 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Biotechnology — 12.1%
AbbVie, Inc.	441,411	$49,967,725
Abcam PLC(1)	237,947	4,786,505
Argenx SE ADR(1)	14,886	4,153,045
Biogen, Inc.(1)	20,508	5,485,480
Blueprint Medicines Corp.(1)	51,234	4,680,226
CSL, Ltd.	119,726	26,740,083
Incyte Corp.(1)	90,483	7,580,666
Neurocrine Biosciences, Inc.(1)	147,171	14,160,794
Travere Therapeutics, Inc.(1)	177,721	2,696,027
Vertex Pharmaceuticals, Inc.(1)	66,490	13,871,809

		$134,122,360

Health Care Distributors — 0.9%
Apria, Inc.(1)	209,956	$6,393,160
Galenica AG(2)	50,872	3,586,194

		$9,979,354

Health Care Equipment — 20.9%
Abbott Laboratories	189,583	$22,114,857
Boston Scientific Corp.(1)	580,426	24,697,126
Danaher Corp.	132,451	33,925,999
Edwards Lifesciences Corp.(1)	216,859	20,796,778
Fisher & Paykel Healthcare Corp., Ltd.	306,830	6,494,794
Inari Medical, Inc.(1)	50,646	4,403,670
Intuitive Surgical, Inc.(1)	40,984	34,515,905
Medtronic PLC	336,513	42,599,181
Ortho Clinical Diagnostics Holdings PLC(1)	388,099	7,975,434
Straumann Holding AG	4,413	6,908,066
Tandem Diabetes Care, Inc.(1)	130,014	11,101,896
Teleflex, Inc.	41,828	16,822,803

		$232,356,509

Health Care Services — 2.8%
Accolade, Inc.(1)	112,297	$5,669,875
Agiliti, Inc.(1)	725,867	15,874,711
LHC Group, Inc.(1)	49,928	9,828,327

		$31,372,913

Health Care Supplies — 3.1%
Alcon, Inc.	192,179	$13,371,489
Cooper Cos., Inc. (The)	29,764	11,710,646
ICU Medical, Inc.(1)	26,230	5,457,414
Pulmonx Corp.(1)	95,062	4,080,061

		$34,619,610

Security	Shares	Value
Health Care Technology — 1.1%
Inovalon Holdings, Inc., Class A(1)	191,698	$6,011,649
JMDC, Inc.(1)	150,000	6,617,873

		$12,629,522

Life Sciences Tools & Services — 7.9%
10X Genomics, Inc., Class A(1)	39,645	$7,136,100
Agilent Technologies, Inc.	94,159	13,006,183
Lonza Group AG	20,485	13,242,709
PolyPeptide Group AG(1)(2)	46,907	3,988,790
Thermo Fisher Scientific, Inc.	86,060	40,405,170
Waters Corp.(1)	30,353	9,781,254

		$87,560,206

Managed Health Care — 11.8%
Anthem, Inc.	67,880	$27,031,173
Centene Corp.(1)	224,001	16,486,474
Humana, Inc.	14,760	6,460,452
UnitedHealth Group, Inc.	198,542	81,783,421

		$131,761,520

Pharmaceuticals — 38.9%
AstraZeneca PLC	348,077	$39,671,586
Bristol-Myers Squibb Co.	174,196	11,448,161
Dechra Pharmaceuticals PLC	109,086	6,375,496
Eli Lilly & Co.	218,405	43,624,215
Ipsen S.A.	64,840	6,768,367
Johnson & Johnson	530,197	89,735,842
Merck & Co., Inc.	472,172	35,833,133
Novartis AG	266,551	23,547,299
Novo Nordisk A/S, Class B	389,197	30,725,510
Pfizer, Inc.	359,209	13,912,165
Roche Holding AG PC	127,478	44,623,859
Royalty Pharma PLC, Class A	320,270	12,849,233
Sanofi	393,094	42,058,403
Zoetis, Inc.	180,802	31,944,097

		$433,117,366

Total Common Stocks (identified cost $692,162,648)		$1,107,519,360

Convertible Preferred Stocks — 0.3%

Security	Shares	Value
Biotechnology — 0.3%
Caris Life Sciences, Inc. Series D(1)(3)(4)	370,300	$3,000,000

Total Convertible Preferred Stocks (identified cost $3,000,000)		$3,000,000

Short-Term Investments — 0.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(5)	1,567,558	$1,567,558

Total Short-Term Investments (identified cost $1,567,558)		$1,567,558

Total Investments — 99.9% (identified cost $696,730,206)		$1,112,086,918

Other Assets, Less Liabilities — 0.1%		$1,381,872

Net Assets — 100.0%		$1,113,468,790

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2021, the aggregate value of these securities is $7,574,984 or 0.7% of the Fund’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Restricted security.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2021.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	68.7%	$765,003,002
Switzerland	9.8	109,268,406
United Kingdom	6.4	71,658,254
France	4.4	48,826,770
Ireland	3.8	42,599,181
Denmark	2.8	30,725,510
Australia	2.4	26,740,083
Japan	0.6	6,617,873
New Zealand	0.6	6,494,794
Netherlands	0.4	4,153,045

Total Investments	99.9%	$1,112,086,918

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

The Fund did not have any open derivative instruments at May 31, 2021.

Restricted Securities

At May 31, 2021, the Fund owned the following securities (representing 0.3% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Convertible Preferred Stocks
Caris Life Sciences, Inc., Series D	5/12/21	370,300	$3,000,000	$3,000,000

Total Convertible Preferred Stocks			$3,000,000	$3,000,000

Total Restricted Securities			$3,000,000	$3,000,000

At May 31, 2021, the value of the Fund’s investment in affiliated funds was $1,567,558, which represents 0.1% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended May 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$2,567,649	$66,325,748	$(67,325,839)	$—	$—	$1,567,558	$1,380	1,567,558

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Biotechnology	$102,595,772	$31,526,588		$—	$134,122,360
Health Care Distributors	6,393,160	3,586,194		—	9,979,354
Health Care Equipment	218,953,649	13,402,860		—	232,356,509
Health Care Services	31,372,913	—		—	31,372,913
Health Care Supplies	21,248,121	13,371,489		—	34,619,610
Health Care Technology	6,011,649	6,617,873		—	12,629,522
Life Sciences Tools & Services	74,317,497	13,242,709		—	87,560,206
Managed Health Care	131,761,520	—		—	131,761,520
Pharmaceuticals	239,346,846	193,770,520		—	433,117,366
Total Common Stocks	$832,001,127	$275,518,233	**	$—	$1,107,519,360
Convertible Preferred Stocks	$—	$—		$3,000,000	$3,000,000
Short-Term Investments	—	1,567,558		—	1,567,558
Total Investments	$832,001,127	$277,085,791		$3,000,000	$1,112,086,918

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended May 31, 2021 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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